UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)       (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Item 1. REPORTS TO STOCKHOLDERS.
Annual Report 2019
As of March 31, 2019

Sirius S&P Strategic Large-Cap
Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sirius S&P Strategic Large-Cap Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sirius S&P Strategic Large-Cap Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Sirius S&P Strategic Large-Cap Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS).  The prospectus should be read carefully before investing.

For More Information on Your Sirius S&P Strategic Large-Cap Allocation Fund:

See Our Web site @ SiriusFunds.com.
or
Call Our Shareholder Services Group at 844-438-7474 (844-GET-SIRIUS).

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Sirius, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

As of January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Sirius.

SIRIUS POINT ADVISORS, INC.

(Unaudited)

Dear Shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund:

For most of 2018, Sirius was anticipating a continued bullish bias in the equities market to be followed by a pullback in later 2018. This is basically how the equities market performed, including the S&P 500 Index. The S&P rose in a bullish pattern from January through the third quarter of 2018 and then experienced a sharp pullback that started in October. The pullback continued through the fourth quarter of 2018, bottoming in late December. From there, the S&P 500 Index has risen sharply, providing gains for the first quarter of 2019.  Currently, the S&P is challenging the highs reached last year.

With the S&P advancing in much of 2018, the Fund was able to anticipate investment opportunities and pursue returns. In the first half of 2018, the Fund was invested in long positions as the S&P 500 Index rose. By mid-2018 though, Sirius believed that the rise in equities, and the S&P 500 Index specifically, was maturing and potentially had limited upside with increased risk. The Fund moved into a more defensive invested position prior to the pullback. Though this strategy limited upside returns in later summer of 2018, the strategy also allowed the Fund to outperform versus the S&P Index through the downturn, returning a small loss of -1.80% for the year. The S&P 500 Total Return Index returned -4.38% in 2018.

The advance in 2019 off of the low in December 2018 has been stronger than expected. Sirius expects this rise to top soon, followed by a deeper pull-back or correction in 2019. Anticipating a potential decline, the Fund has remained somewhat defensive in its investment program for the first quarter of 2019, a position that may appear to underperform during the recent market rise. However, Sirius believes that continued caution is warranted at these levels and will monitor expected market direction and risk versus the Fund’s invested position. If the equities markets do begin to retreat in 2019, the decline can provide additional investment opportunities for the Fund due to its shorting capabilities.

Average Annual Total Returns
Period Ended March 31, 2019	Three Months	One Year	Since Inception[1]	Net Expense Ratio[2]	Gross Expense Ratio[3]
Sirius S&P Strategic Large-Cap Allocation Fund	4.50%	-0.19%	0.18%	2.21%	2.54%
S&P 500 Total Return Index[4]	13.65%	9.50%	10.98%	N/A	N/A

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS). Fee waivers and expense reimbursements have positively impacted Fund performance.

1The Fund’s Inception date is October 1, 2014.

2The Fund’s advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, other expenditures, which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1) to not more than 1.60% of the average daily net assets of the Fund through July 31, 2019.  The Fund’s net expense ratio will be higher than 1.60% to the extent the Fund incurs expenses excluded from this arrangement.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time.  The Fund’s advisor cannot recoup from the Fund any amounts paid by the Fund’s advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.  Net expense ratio is from the Fund’s prospectus dated August 1, 2018.

3Gross expense ratio is from the Fund’s prospectus dated August 1, 2018.

4You cannot invest directly in the S&P 500 Total Return index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

If you have any questions about the Fund, please don’t hesitate to call our Shareholder Services team at (844) 438-7474.

Sincerely,

Stacey D Russello
President
Sirius Point Advisors, Inc.

(RCSIR0519001)

Sirius S&P Strategic Large-Cap Allocation Fund

Performance Update
(Unaudited)

For the period from October 1, 2014 (Date of Initial Public Investment) through March 31, 2019

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on October 1, 2014 (Date of Initial Public Investment). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Sirius S&P Strategic Large-Cap Allocation Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross	Net
As of	One	Since	Inception	Expense	Expense
March 31, 2019	Year	Inception	Date	Ratio*	Ratio*
Sirius S&P Strategic Large-Cap Allocation Fund	-0.19%	0.18%	10/01/14	2.54%	2.21%
S&P 500 Total Return Index	9.50%	10.98%	N/A	N/A	N/A

* The gross and net expense ratios shown are from the Fund's prospectus dated August 1, 2018.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments

As of March 31, 2019
	Principal	Discount Rate (a)	Maturity Date	Value (Note 1)

UNITED STATES TREASURY BILL - 1.23%
† United States Treasury Bill	$250,000	2.416%	1/30/2020	$244,924

Total United States Treasury Bill (Cost $244,884)				244,924

EXCHANGE-TRADED PRODUCTS - 82.95%			Shares
Large-Cap - 82.95%
iShares Trust Core S&P 500 ETF			5,000	1,422,800
SPDR S&P 500 ETF Trust			53,500	15,112,680

Total Exchange-Traded Products (Cost $16,382,468)				16,535,480

SHORT-TERM INVESTMENT - 12.03%			Shares
Fidelity Institutional Money Market Funds - Government Portfolio, 2.31% §			2,397,400	2,397,400

Total Short-Term Investment (Cost $2,397,400)				2,397,400

Investments, at value (Cost $19,024,752) - 96.21%				$19,177,804

Other Assets Less Liabilities - 3.79%				755,502

Net Assets - 100.00%				$19,933,306

§ Represents 7 day effective yield
†	All or a portion of security is pledged as collateral for
margin borrowings

(a)	Rate shown reflects the yield at time of purchase.

Summary of Investments
	% of Net
	Assets		Value
United States Treasury Bill	1.23%		$244,924
Exchange-Traded Products	82.95%		16,535,480
Short-Term Investment	12.03%		2,397,400
Other Assets Less Liabilities	3.79%		755,502
Total Net Assets	100.00%		$19,933,306

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Assets and Liabilities

As of March 31, 2019

Assets:
Investments, at value (cost $19,024,752)	$19,177,804
Deposits with broker	10
Receivables:
Investments sold	703,477
Dividends	77,279
Prepaid expenses:
Fund accounting fees	2,250
Registration and filing expenses	994
Insurance fees	92

Total assets	19,961,906

Liabilities:
Payables:
Accrued expenses:
Professional fees	15,750
Advisory fees	7,516
Distribution and service fees	4,171
Custody fees	520
Miscellaneous expenses	350
Shareholder fulfillment expenses	150
Interest expense	123
Security pricing fees	20

Total liabilities	28,600

Total Net Assets	$19,933,306

Net Assets Consist of:
Paid in Interest	$21,274,547
Accumulated deficit	(1,341,241)

Total Net Assets	$19,933,306
Shares Outstanding, no par value (unlimited authorized shares)	2,202,218
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.05

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Operations

For the fiscal year ended March 31, 2019

Investment Income:
Dividends	$320,404
Interest	146,403

Total Investment Income	466,807

Expenses:
Advisory fees (note 2)	248,923
Interest expenses	150,987
Distribution and service fees (note 4)	52,276
Professional fees	42,149
Fund accounting fees (note 2)	29,098
Administration fees (note 2)	23,953
Transfer agent fees (note 2)	21,000
Compliance fees (note 2)	10,750
Custody fees (note 2)	9,664
Shareholder fulfillment expenses	8,456
Trustee fees and meeting expenses	8,123
Miscellaneous expenses (note 2)	4,183
Insurance fees	1,690
Security pricing fees	1,601

Total Expenses	612,853

Advisory fees waived (note 2)	(74,907)

Net Expenses	537,946

Net Investment Loss	(71,139)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(74,998)
Net realized loss on securities sold short	(176,253)
Total net realized loss	(251,251)

Net change in unrealized appreciation on investments	227,592

Net Realized and Unrealized Loss on Investments	(23,659)

Net Decrease in Net Assets Resulting from Operations	$(94,798)

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statements of Changes in Net Assets

For fiscal years ended March 31,	2019	2018

Operations:
Net investment loss	$(71,139)	$(279,294)
Net realized gain (loss) from investment transactions and securites
sold short	(251,251)	375,330
Net change in unrealized appreciation (depreciation) on investments
and securities sold short	227,592	(74,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	(94,798)	21,506

Total Distributions Paid to Shareholders:
Institutional Class Shares	(873,515)	-

Net Decrease in Net Assets Resulting from Distributions	(873,515)	-

Beneficial Interest Transactions:
Shares sold	1,443,648	474,540
Reinvested distributions	873,515	-
Shares repurchased	(1,601,329)	(3,570,699)

Net Increase (Decrease) from Beneficial Interest Transactions	715,834	(3,096,159)

Net Decrease in Net Assets	(252,479)	(3,074,653)

Net Assets:
Beginning of Year	20,185,785	23,260,438
End of Year	$19,933,306	$20,185,785

Share Information:
Shares sold	144,090	51,107
Reinvested distributions	98,480	-
Shares repurchased	(169,636)	(385,832)
Net Increase (Decrease) in Shares of Beneficial Interest	72,934	(334,725)

(a)	Net Assets - End of Year includes accumulated net investment loss of $20,975 as of March 31, 2018. The requirement to disclose the corresponding amount as of March 31, 2019 was eliminated.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Cash Flows

For the fiscal year ended March 31, 2019

Cash flows from operating activities:
Net Decrease in Net Assets Resulting from Operations	$(94,798)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:

Purchases of investment securities	(202,325,505)
Proceeds from sale of investment securities	208,471,218
Covers of investment securities sold short	(8,592,794)
Proceeds from investment securities sold short	8,416,541
Net realized loss from transactions in investment securities	74,998
Net realized loss from closed short positions in securities	176,253
Change in net unrealized appreciation on investments in securities	(227,592)

(Increase)/decrease in operating assets:
Decrease in investments sold	881,630
Increase in dividend receivable	(38,303)
Increase in due from broker	(10)
Increase in prepaid expenses	(1,083)

Increase/(Decrease) in operating liabilities:
Decrease in due to broker	(3,500,058)
Decrease in investments purchased	(3,067,747)
Decrease in accrued expenses	(15,069)
Net cash provided by operating activities	157,681

Cash flows from financing activities:

Capital contributions	1,443,648
Capital withdrawals	(1,601,329)
Net cash provided by financing activities	(157,681)

Net decrease in cash and cash equivalents	-

Cash & Cash Equivalents:

Beginning of year	-

Ending of year	$-

Supplemental Disclosure of cash flow information:
Interest paid	$150,565

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Financial Highlights

For a share outstanding during the
fiscal years or period ended March 31,	2019		2018	2017	2016	2015	(e)

Net Asset Value, Beginning of Period	$9.48		$9.44	$9.41	$10.64	$10.00

Income from Investment Operations
Net investment loss	(0.03)		(0.13)	(0.04)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on
investments	(0.00)	(f)	0.17	0.07	(0.49)	0.72

Total from Investment Operations	(0.03)		0.04	0.03	(0.59)	0.64

Distributions to Shareholders	(0.40)		-	-	(0.64)	-

Total from Distributions to Shareholders	(0.40)		-	-	(0.64)	-

Net Asset Value, End of Period	$9.05		$9.48	$9.44	$9.41	$10.64

Total Return	(0.19)%		0.42%	0.32%	(5.79)%	6.40%	(b)

Net Assets, End of Period (in thousands)	$19,933		$20,186	$23,260	$20,978	$24,574

Ratios of:
Interest Expenses to Average Net Assets	0.73%		0.07%	0.07%	0.06%	-
Gross Expenses to Average Net Assets (c)(d)	2.97%		2.45%	2.17%	2.65%	2.22%	(a)
Net Expenses to Average Net Assets (c)(d)	2.61%		2.21%	1.98%	2.32%	1.85%	(a)
Net Investment Loss to Average Net Assets (d)	(0.36)%		(1.25)%	(1.04)%	(1.73)%	(1.70)%	(a)

Portfolio turnover rate	468.90%		269.62%	573.79%	264.11%	262.31%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(e)	For the period from October 1, 2014 (Date of Initial Public Investment) through March 31, 2015.
(f) Less than $0.01 per share.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

1.      Organization and Significant Accounting Policies

The Sirius S&P Strategic Large-Cap Allocation Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on October 1, 2014. The investment objective of the Fund is long-term growth and preservation of capital. The Fund’s investment advisor, Sirius Point Advisors, Inc. (the “Advisor”), seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”) and secondarily in mutual funds.  The Fund is a “fund of funds,” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs, and mutual funds that hold securities in the S&P 500 Total Return Index and large-cap S&P sectors.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Treasury Bills are valued at the evaluated bid price provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2019 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
United States Treasury Bill	$244,924	$-	$244,924	$-
Exchange-Traded Products	16,535,480	16,535,480	-	-
Short-Term Investment	2,397,400	2,397,400	-	-
Total Assets	$19,177,804	$18,932,880	$244,924	$-

(a)	The Fund did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly or quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning their underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.  There was no dividend expense on securities sold short for the year ended March 31, 2019.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.20% of the Fund’s average daily net assets.  For the fiscal year ended March 31, 2019, $248,923 in advisory fees were incurred by the Fund, of which $74,907 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, other expenditures, which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1)  to not more than 1.60% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until July 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter. The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $23,953 in administration fees, $4,183 in miscellaneous expenses, $29,098 in fund accounting fees, and $9,664 in custody fees for the fiscal year ended March 31, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Independent Trustees adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may (i) incur certain expenses, including reimbursing the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund, and/or (ii) pay compensation for providing account maintenance services to the Fund, including arranging for certain dealers or brokers, administrators, and others to provide them services, in an amount which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan.  For the fiscal year ended March 31, 2019, $52,276 in fees were incurred by the Fund.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

5.      Purchases and Sales of Investment Securities

For the fiscal year ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$88,322,217	$90,578,685

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended March 31, 2019.

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended March 31, 2016 through 2018, and the yet to be filed March 31, 2019 return, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.

As of the fiscal year ended March 31, 2019, there were no reclassifications made.

At March 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$19,201,005

Unrealized Appreciation	153,052
Unrealized Depreciation	(176,253)
Net Unrealized Depreciation	(23,201)

Deferred Post-October Losses	(1,318,040)

Accumulated Deficit	$(1,341,241)

The Fund has Deferred Post-October Losses of $1,318,040, which were realized during the period from November 1, 2018 through March 31, 2019.  The Fund utilized $277,413 in capital losses during the fiscal year ended March 31, 2019.

7.      Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2019, Vanguard Brokerage Services held 43.07% of the Fund and Patricia York Dettmer held 29.16% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

8.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.      New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal year ended March 31, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal year ended March 31, 2019.

10.     Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 3.90% on the first $100,000, the Federal Funds rate plus 3.40% on the next $900,000, the Federal Funds rate plus 2.90% on balances of $1,000,000-$3,000,000, and the Federal Funds rate plus 2.70% on balances of $3,000,000-$200,000,000. The average borrowing during the fiscal year was $3,356,696, and the average interest rate during the year was 3.20%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal year ended March 31, 2019.  Total interest expense for the year was $150,987 as reflected in the Statement of Operations.

11.     Underlying Investment in Other Investment Company

The Fund currently invests a significant portion of its assets in the SPDR S&P 500 Exchange-Traded Fund (the “ETF”).  The Fund may redeem its investment from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the ETF. The financial statements of the ETF, including the portfolio of investments, can be found at the ETF’s website, www.spdrs.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the ETF’s financial statements.  As of March 31, 2019, the Fund’s net assets invested in the ETF were 75.82%.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements

As of March 31, 2019

12.     Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

13.     Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Sirius S&P Strategic Large-Cap Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sirius S&P Strategic Large-Cap Allocation Fund, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of March 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from October 1, 2014 (commencement of operations) through March 31, 2015, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and for the period October 1, 2014 through March 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
May 30, 2019

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of March 31, 2019

1.     Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 844-438-7474 (844-GET-SIRIUS), and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 844-438-7474 (844-GET-SIRIUS).

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended March 31, 2019.

During the fiscal year, the Fund paid $873,515 in income distributions but no long-term capital gain distributions paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 924.90	$12.53
	$1,000.00	$1,011.92	$13.09
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio of 2.61%, including interest expense for the period, multiplied by 182/365 (to reflect the six month period).

5.      Approval of Advisory Agreement
In connection with the regular Board meeting held on March 14, 2019, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the service providers; and its efforts to promote the Fund, grow the assets, and assist in the distribution of shares. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

The Trustees noted that the Advisor did not anticipate any changes in personnel or investment strategy during the renewal term.
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average). The Trustees noted that the Fund outperformed the peer group but underperformed the category for all periods shown.  The Trustees discussed that, more recently, the Fund had also outperformed its benchmark index and that the Advisor did not believe the category was well aligned with the Fund’s strategy. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of March 31, 2019

(iii)
Fees and Expenses.  The Trustees noted the management fee for the Fund under the Investment Advisory Agreement. The Trustees compared the advisory fee and expense ratio of the Fund to other comparable funds. The Trustees noted that, although the Fund’s management fee and expense ratio were both higher than the peer group average, the funds in the peer group are considerably larger and have hit breakpoints.

Following this comparison, consideration of the low profitability of the Fund for the Advisor, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund.  The Board noted that the Advisor did realize a very small profit for the twelve months ended December 31, 2018. The Board considered the quality of service to the Fund, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels and therefore, did not reflect economies of scale.  The Trustees noted that the was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee would be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

6.      Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 844-438-7474 (844-GET-SIRIUS).  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 during the fiscal year ended March 31, 2019 from the Fund for their services to the Fund and Trust.
(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of March 31, 2019

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	15
Independent Trustee of the Brown Capital Management Mutual Funds for all its series, Hillman Capital Management Investment Trust for all its series, Centaur Mutual Funds Trust for all its series, Chesapeake Investment Trust for all its series, Leeward Investment Trust for all its series, and WST Investment Trust for all its series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	15
Independent Trustee of World Funds Trust for all its series, Chesapeake Investment Trust for all its series, DGHM Investment Trust for all its series, Leeward Investment Trust for all its series and Hillman Capital Management Investment Trust for all its series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	15	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	15	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of March 31, 2019

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Robert G. Schaaf Date of Birth: 09/1988	Secretary	Since 09/18	General Counsel of The Nottingham Company since 2018; Daughtry, Woodard, Lawrence & Starling (08/2015 – 01/2018); JD/MBA Candidate, Wake Forest University (07/2011 – 05/2015).	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

Sirius S&P Strategic Large-Cap Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Sirius Point Advisors, Inc.
116 South Franklin Street	9657 Taylor River Circle
Post Office Box 69	Littleton, Colorado 80125
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	844-438-7474 (844-GET-SIRIUS)

World Wide Web @:	World Wide Web @:

ncfunds.com	SiriusFunds.com

Item 2.	CODE OF ETHICS

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, March 31, 2019, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	2019	2018
Sirius S&P Strategic Large-Cap Allocation Fund	$12,250	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended March 31, 2018 and March 31, 2019 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2019	2018
Sirius S&P Strategic Large-Cap Allocation Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended March 31, 2018 and March 31, 2019 were $2,000 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

Item 11.	CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
June 3, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
June 3, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
June 3, 2019	Ashley E. Harris Treasurer and Principal Financial Officer